[GRAPHIC] 800.355.4570               [LOGO]FIRST SECURITY BENEFIT LIFE INSURANCE
                                           AND ANNUITY COMPANY OF NEW YORK

May 3, 2010


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Subj: Variable Annuity Account B - SecureDesigns Variable Annuity Prospectus Dated May 1, 2010
         File Nos. 811-21613 and 333-120600


Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variable Annuity Account B - SecureDesigns-NY does not differ from that contained in Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 13 under the
Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on April 30, 2010.

If you have any questions concerning this filing, please contact me at (785) 438-3226.

Sincerely,

/s/ AMY J. LEE


Amy J. Lee
Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York


       800 Westchester Avenue o Suite 641 N. o Rye Brook, New York 10573